CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2023
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of balance sheets

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
ASSETS
Current assets
Cash and cash equivalents	1,292	1,144	161
Amounts due from subsidiaries and Affiliated Entities	7,077,952	7,122,440	1,003,175
Prepayments and other current assets	151	161	23
Total current assets	7,079,395	7,123,745	1,003,359

Total assets	7,079,395	7,123,745	1,003,359

LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other current liabilities	6,559	4,286	604
Total current liabilities	6,559	4,286	604
Non-current liabilities
Investment deficit in subsidiaries and Affiliated Entities	5,964,812	6,088,609	857,563
Total non-current liabilities	5,964,812	6,088,609	857,563
Total liabilities	5,971,371	6,092,895	858,167

Equity
Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2022 and 2023; 389,331,543 shares (including 371,958,043 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2022 and 2023)	249	249	35
Less: Treasury stock (17,951,931 shares and 17,800,446 shares as of December 31, 2022 and 2023, respectively)	(288,600)	(285,983)	(40,280)
Additional paid-in capital	9,125,655	9,138,720	1,287,162
Accumulated other comprehensive income	298,981	305,416	43,017
Accumulated deficit	(8,028,261)	(8,127,552)	(1,144,742)
Total Tuniu Corporation shareholders’ equity	1,108,024	1,030,850	145,192
Total liabilities and equity	7,079,395	7,123,745	1,003,359

Schedule of statements of comprehensive loss

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2(d))
Operating expenses
General and administrative	(3,688)	(3,593)	(3,790)	(534)
Total operating expenses	(3,688)	(3,593)	(3,790)	(534)
Loss from operations	(3,688)	(3,593)	(3,790)	(534)
Share of loss of subsidiaries and affiliated entities	(124,832)	(198,586)	(102,773)	(14,475)
Other income
Foreign exchange gains, net	4,669	5,284	882	124
Other income, net	2,327	3,513	6,390	898
Loss before income tax expense	(121,524)	(193,382)	(99,291)	(13,987)

Net loss	(121,524)	(193,382)	(99,291)	(13,987)
Accretion on redeemable noncontrolling interests	—	—	—	—
Net loss attributable to ordinary shareholders	(121,524)	(193,382)	(99,291)	(13,987)

Net loss	(121,524)	(193,382)	(99,291)	(13,987)
Other comprehensive (loss)/income
Foreign currency translation adjustment, net of nil tax	(3,191)	27,160	6,435	906
Comprehensive loss	(124,715)	(166,222)	(92,856)	(13,081)

Schedule of statements of cash flows

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2(d))
Cash (used in)/provided by operating activities	(2,341)	(2,205)	313	44
Cash provided by/(used in) investing activities	6,020	(989)	(450)	(63)
Cash provided by financing activities	373	46	9	1

Effect of exchange rate changes on cash, cash equivalents and restricted cash	62	(272)	(20)	(3)
Net increase/(decrease) in cash, cash equivalents and restricted cash	4,114	(3,420)	(148)	(21)
Cash, cash equivalents and restricted cash at the beginning of year	598	4,712	1,292	182
Cash, cash equivalents and restricted cash at the end of year	4,712	1,292	1,144	161
Supplemental disclosure of non-cash investing and financing activities
Receivables related to exercise of stock option	(28)	(35)	(32)	(4)